Filed pursuant to Rule 497(e)
Registration Nos. 333-86348; 811-21079

Hatteras Alpha Hedged Strategies Fund
Hatteras Long/Short Debt Fund
Hatteras Long/Short Equity Fund
Hatteras Managed Futures Fund
Hatteras Hedged Strategies Fund
(collectively, the “Funds”)

each a series of Hatteras Alternative Mutual Funds Trust

No Load | Class A | Class C | Institutional Class

July 3, 2014

Supplement to the Summary Prospectuses
dated April 30, 2014

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SUMMARY PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH THE SUMMARY PROSPECTUSES.

Effective June 30, 2014, Hatteras Funds, LLC (the “Purchaser”), a wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of RCS Capital Corporation, purchased substantially all the assets related to the business operations of Hatteras Alternative Mutual Funds, LLC (“HAMF”), the investment adviser to the Funds, and assumed certain liabilities of HAMF (the “Purchase”). The Purchase resulted in a change in control of HAMF and, therefore, constituted an “assignment” within the meaning of the Investment Company Act of 1940 (the “1940 Act”) of the existing investment management agreement between HAMF and the Funds.  The existing investment management agreement automatically terminated upon its assignment pursuant to certain provisions of the 1940 Act and was replaced by a new investment advisory agreement between the Purchaser and the Funds that was approved by shareholders of the Funds at a special meeting that commenced on January 21, 2014.

As a result of the Purchase, all references in the Summary Prospectuses to HAMF are deleted and replaced with “Hatteras Funds, LLC” and all references to the “Advisor” now refer to Hatteras Funds, LLC.

Please retain this Supplement with your Summary Prospectuses for future reference.

Hatteras Alpha Hedged Strategies Fund
Hatteras Long/Short Debt Fund
Hatteras Long/Short Equity Fund
Hatteras Managed Futures Fund
Hatteras Hedged Strategies Fund

each a series of Hatteras Alternative Mutual Funds Trust

No Load | Class A | Class C | Institutional Class

July 3, 2014

Supplement to the Prospectuses and
Statement of Additional Information (“SAI”)
dated April 30, 2014

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

Acquisition of the Advisor

Effective June 30, 2014, Hatteras Funds, LLC (the “Purchaser”), a wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of RCS Capital Corporation, purchased substantially all the assets related to the business operations of Hatteras Alternative Mutual Funds, LLC (“HAMF”), the investment adviser to the Funds, and assumed certain liabilities of HAMF (the “Purchase”). The Purchase resulted in a change in control of HAMF and, therefore, constituted an “assignment” within the meaning of the Investment Company Act of 1940 (the “1940 Act”) of the existing investment management agreement between HAMF and the Funds.  The existing investment management agreement automatically terminated upon its assignment pursuant to certain provisions of the 1940 Act and was replaced by a new investment advisory agreement between the Purchaser and the Funds that was approved by shareholders of the Funds at a special meeting that commenced on January 21, 2014.

As a result of the Purchase, all references in the Prospectuses and SAI to HAMF are deleted and replaced with “Hatteras Funds, LLC” and all references to the “Advisor” now refer to Hatteras Funds, LLC, except that all references to activities taking place prior to July 1, 2014 continue to refer to HAMF (e.g., fees paid to or waived by the Advisor). Additionally, the second and third paragraphs in the section titled “Investment Advisor” on page 66 of the Prospectus for Hatteras Alpha Hedged Strategies Fund, Hatteras Long/Short Debt Fund, Hatteras Long/Short Equity Fund and Hatteras Managed Futures Fund (the “Combined Prospectus”) and pages 20–21 of the Prospectus for Hatteras Hedged Strategies Fund (the “Hedged Prospectus”) and the second and third paragraphs in the section titled “Investment Advisor, Advisory Agreement and Services Agreement” on page 33 of the SAI are deleted and replaced with the following:

On June 30, 2014, the Advisor acquired substantially all of the assets and assumed certain liabilities of the Funds’ prior investment adviser, Hatteras Alternative Mutual Funds, LLC, which had managed the Funds since 2009.

The following information supplements the section titled “Management” beginning on page 22 of the SAI.

Effective July 1, 2014, the Board of Trustees consists of eight individuals, six of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or the Advisor (“Independent Trustees”).

The following information supplements the table titled “Independent Trustees” on page 22 of the SAI.

Name, Address and Year of Birth	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During Past Five Years
Joseph Velk Born: 1960	Trustee	Indefinite Term since 2014	Managing Member, Contender Capital, LLC, an investment firm (2000 to present).	20	None.

The following information supplements the table titled “Interested Trustees” on page 24 of the SAI.

Name, Address and Year of Birth	Position	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During Past Five Years
Peter M. Budko* Born: 1960	Trustee	Indefinite Term since 2014	Partner, American Realty Capital, an investment advisory firm (2007 to present); Chief Executive Officer, BDCA Adviser, an investment advisory firm (2010 to present); Director, ARC Realty Finance Trust, Inc. (2013 to present); Director, RCS Capital Corp (2013 to present).	20	Director, ARC Realty Finance Trust, Inc. from 2013 to present; Director, RCS Capital Corp from 2013 to present.
David B. Perkins* Born: 1962	Trustee and President	Indefinite Term since 2009	Chief Executive Officer, Hatteras Funds, LLC (2014 to present); Chairman and Managing Principal, Hatteras Funds (2003 to 2014).	20	Trustee, Hatteras Variable Trust (mutual fund) from 2012 to 2013.
* Messrs. Perkins and Budko are each an “interested” Trustee because of their affiliation with the Advisor.

Joseph Velk. Mr. Velk has been a Trustee since 2014. He has over 25 years of experience in venture capital investing and investment consulting, and has held positions as an executive in private companies in the investment management industry. He is currently the managing member of a venture capital investment firm.

David B. Perkins.  Mr. Perkins has been a Trustee and President of the Trust since 2009.  In addition, Mr. Perkins has been Chairman and President of each registered closed-end fund in the Hatteras Funds Complex since inception. Mr. Perkins is also the Chief Executive Officer of the Advisor and was the Chairman and Managing Principal of Hatteras Investment Partners LLC and its affiliated entities from September 2003 to 2014.  Mr. Perkins has over 20 years of experience in investment management consulting and institutional and private client relations and offers proven experience building, operating and leading client-focused businesses.

Peter M. Budko. Mr. Budko has been a Trustee since 2014. Mr. Budko has over 20 years of experience in capital markets and investment banking. He is currently a partner of an investment advisory firm and the Chief Executive Officer of an SEC-registered investment adviser. He also serves as a director of other entities unaffiliated with the Fund Complex and is a director of the Advisor’s ultimate parent company.

The following information supplements the section titled “Board Committees” beginning on page 26 of the SAI.

Audit Committee
The members of the Audit Committee of the Board of Trustees are Messrs. Breslin, Mann, Holmes, Moss, Velk and Sellers, each an Independent Trustee.

Nominating Committee
The members of the Nominating Committee of the Board of Trustees are Messrs. Breslin, Mann, Holmes, Moss, Velk and Sellers, each an Independent Trustee.

Valuation Committee
The members of the Valuation Committee of the Board of Trustees are Messrs. Breslin, Mann, Holmes, Moss, Velk and Sellers, each an Independent Trustee, and Mr. Baker and Ms. Hughes, each of the Advisor.

The following information supplements the section titled “Compensation” beginning on page 27 of the SAI.

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation f rom Fund Complex Paid to Trustees
Independent Trustees:

Joseph Velk(3)	$0	$0	$0	$0
Interested Trustees:

Peter M. Budko(3)	$0	$0	$0	$0
3. Mr. Velk was appointed and Mr. Budko was elected as a Trustee as of July 1, 2014.

The following information supplements the section titled “Management Ownership” beginning on page 28 of the SAI.

Name of Person/Position	Dollar Range of Equity Securities owned of Alpha	Dollar Range of Equity Securities owned of Long/Short Equity	Dollar Range of Equity Securities owned of Long/Short Debt	Dollar Range of Equity Securities owned of Hedged Strategies	Dollar Range of Equity Securities owned of Managed Futures	Aggregate Dollar Range of Equity Securities Beneficially Owned in Family of Investment Companies*
Joseph Velk	None	None	None	None	None	None
Peter M. Budko	None	None	None	None	None	None

The following information supplements the section titled “Investment Advisor, Advisory Agreement and Services Agreement” beginning on page 33 of the SAI.

The Advisor is a wholly-owned subsidiary of RCS Advisory Services, LLC, an operating subsidiary of RCS Capital Corporation (“RCS”). RCS is a public holding company (NYSE:RCAP) controlling businesses including a wholesale broker-dealer, an investment banking and capital markets business, a transaction management services provider and a transfer agent. David B. Perkins, Interested Trustee, and Robert Worthington, are Chief Executive Officer and President, respectively, of the Advisor.

Addition of Sub-Advisors

The following information supplements the sections titled “Investment Sub-Advisors to Underlying Funds” beginning on page 41 of the Combined Prospectus and page 10 of the Hedged Prospectus.

Boardman Bay Capital Management LLC
Lutetium Capital, LP
Moab Capital Partners, LLC

Effective immediately, the Board of Trustees has appointed Boardman Bay Capital Management LLC (“Boardman”), Lutetium Capital, LP (“Lutetium”) and Moab Capital Partners, LLC (“Moab Partners”) as sub-advisors to the Underlying Funds Trust to manage a portion of the Underlying Funds’ assets.  The appointment of Boardman, Lutetium and Moab Partners does not require shareholder approval under the terms of the exemptive order issued to the Funds by the SEC.  The exemptive order permits the Advisor to hire new sub-advisors subject to certain conditions and approval by the Board of Trustees, but without shareholder approval.

Additionally, the sections on pages 69–73 of the Combined Prospectus, pages 23–27 of the Hedged Prospectus and pages 37–41 of the SAI, describing the sub-advisors to the Underlying Funds, are amended to add the following:

Boardman Bay Capital Management LLC
The Advisor has entered into a Sub-Advisory Agreement with Boardman Bay Capital Management LLC (“Boardman”) to manage a portion of the Long/Short Equity Portfolio and/or the Market Neutral Portfolio. Boardman will initially manage a portion of the assets of the Long/Short Equity Portfolio. Boardman is located at 1120 Avenue of the Americas, 4th floor, New York, NY 10036 and is a registered investment adviser.  Boardman provides discretionary investment advisory services to private investment funds and/or separately managed accounts.

Lutetium Capital, LP
The Advisor has entered into a Sub-Advisory Agreement with Lutetium Capital, LP (“Lutetium”) to manage a portion of the Relative Value—Long/Short Debt Portfolio and/or the Event Driven Portfolio.  Lutetium will initially manage a portion of the assets of the Relative Value—Long/Short Debt Portfolio. Lutetium is located at Metro Center, One Station Place, Stamford, CT 06902 and is a registered investment adviser. Lutetium provides investment advisory services on a discretionary basis to commingled investment vehicles intended for institutional investors and other sophisticated investors.

Moab Capital Partners, LLC
The Advisor has entered into a Sub-Advisory Agreement with Moab Capital Partners, LLC (“Moab Partners”) to manage a portion of the Event Driven Portfolio.  Moab Partners is located at 15 East 62nd Street, New York, NY 10065 and is a registered investment adviser.  Moab Partners provides discretionary investment advisory services to private investment funds.

Effective immediately, Inflection Partners, LLC and Tamarack Capital Management no longer serve as sub-advisors to the Underlying Funds and all references to such firms are deleted in their entirety.

Please retain this Supplement with your Prospectuses and SAI for future reference.